37. Defined benefit pension plans and other post-employment benefits (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of assets and liabilities
Present value of acturial liabilities		R$ 65,449	R$ 52,206
Fair value of plan assets		(66,925)	(68,768)
Present value of obligation in excess of fair value of assets		(1,476)	(16,562)
Net acturial liabilities / (assets)		(1,476)	R$ (16,562)
PBS [Member]
Reconciliation of assets and liabilities
Present value of acturial liabilities	[1]	40,427
Fair value of plan assets	[1]	(43,991)
Present value of obligation in excess of fair value of assets	[1]	(3,564)
Net acturial liabilities / (assets)	[1]	(3,564)
PBS Assisted [Member]
Reconciliation of assets and liabilities
Present value of acturial liabilities	[1]	10,107
Fair value of plan assets	[1]	(13,527)
Present value of obligation in excess of fair value of assets	[1]	(3,420)
Net acturial liabilities / (assets)	[1]	(3,420)
Management Agreement [Member]
Reconciliation of assets and liabilities
Present value of acturial liabilities	[1]	151
Fair value of plan assets	[1]	(425)
Present value of obligation in excess of fair value of assets	[1]	(274)
Net acturial liabilities / (assets)	[1]	(274)
PAMEC/Asset Policy [Member]
Reconciliation of assets and liabilities
Present value of acturial liabilities		1,080
Present value of obligation in excess of fair value of assets		1,080
Net acturial liabilities / (assets)		1,080
AES Telecom [Member]
Reconciliation of assets and liabilities
Present value of acturial liabilities		11,099
Fair value of plan assets		(8,982)
Present value of obligation in excess of fair value of assets		2,117
Net acturial liabilities / (assets)		2,117
Medical Plan [Member]
Reconciliation of assets and liabilities
Present value of acturial liabilities		2,585
Present value of obligation in excess of fair value of assets		2,585
Net acturial liabilities / (assets)		R$ 2,585

[1]	No assets were recognized by the sponsors, due to the impossibility of reimbursement of this surplus, and the sponsor's contributions will not be reduced in the future.